SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Identified intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived intangible assets
Impairment charge of intangible assets	$ 117,000
Amortization expense	3,500	$ 466
Tradenames
Indefinite-lived intangible assets
Impairment charge of intangible assets	$ 117	$ 0
Doctor Agreements
Finite-lived intangible assets
Estimated useful life	1 year	10 years
Doctor Agreements | Intangible Assets, Amortization Period
Indefinite-lived intangible assets
Amortization expense	$ 3,100
Noncompete Agreements
Finite-lived intangible assets
Estimated useful life	2 years